Income Tax - Schedule of Reconciliation of the Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Merger & Acquisition expenses	4.91%	0.00%
Change in fair value of over-allotment option liability	(0.11%)	0.00%
Valuation allowance	9.38%	(20.93%)
Income tax provision	35.18%	0.07%